Investments in Companies Accounted for at Equity - Schedule of Operating Results of TSG (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TSG [Member]
Schedule of Operating Results of TSG [Line Items]
Revenues		$ 87,102	$ 79,449	$ 69,714
Net income (loss)		3,028	2,587	(2,780)
Other comprehensive income (loss)		999	1,236	(6,107)
Total comprehensive income (loss)		$ 4,027	$ 3,823	$ (8,887)
Company’s share		42.71%	50.00%	50.00%
Total company's share		$ 1,720	$ 1,912	$ (4,444)
Amortization of excess cost of intangible assets net of tax		(523)	(608)	(637)
Company’s share of total comprehensive income (loss)		1,197	1,304	(5,081)
Company’s share of other comprehensive income (loss)		496	618	(3,053)
Company’s share of profit (loss)		701	686	(2,027)
Operating results total		$ 1,197	$ 1,304	$ (5,081)
Other Investment [Member]
Schedule of Operating Results of TSG [Line Items]
Revenues	$ 87,623
Net income (loss)	10,791
Other comprehensive income (loss)
Total comprehensive income (loss)	$ 10,791
Company’s share	21.45%
Total company's share	$ 2,315
Amortization of excess cost of intangible assets net of tax	(697)
Company’s share of total comprehensive income (loss)	1,617
Company’s share of other comprehensive income (loss)
Company’s share of profit (loss)	1,617
Operating results total	$ 1,617